Financial Instruments - Summary of Allowance for Impairment in Respect of Trade Receivables and Contract Assets (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
At beginning of period	$ 6	$ 3
Impairment loss recognized		121
Reversal of impairment	(3)
At end of period	$ 3	$ 124